PROPERTY AND EQUIPMENT, NET - CARRYING AMOUNT (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 39,658,000	¥ 276,089,000		¥ 305,589,000
Less: accumulated depreciation	(11,803,000)	(82,169,000)		(75,644,000)
Less: impairment	(23,868,000)	(166,162,000)		(166,162,000)
Property and equipment held under capital leases, net	3,987,000	27,758,000		63,783,000
Depreciation of property and equipment held under capital leases			$ 217,000		$ 0
Property and equipment, pledged as collateral	41,841,000	291,292,000		298,232,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	1,882,000	13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 37,776,000	¥ 262,989,000		¥ 292,489,000